Long-term Debt - Long-term Debt Rollforward (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs	$ 368		$ 360
Long-term debt [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	52,355		69,999
Repayment of long-term debt	(16,523)		(17,797)
Amortization of deferred financing costs	368		360
Effects of movements in foreign exchange rates	365		(715)
Ending balance	37,041		52,355
Revolving Credit Facility1 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from non-current borrowings	$ 476	$ 0.6	$ 508